UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04282

Name of Fund:    BlackRock Natural Resources Trust

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Chemicals — 13.4%
Agrium, Inc.	87,656	$9,542,892
CF Industries Holdings, Inc.	102,177	3,880,682
FMC Corp.	44,637	4,144,992
Monsanto Co.	45,663	5,529,789
Nufarm Ltd.(a)	131,134	911,300
Potash Corp. of Saskatchewan, Inc.	271,595	5,287,955
Yara International ASA	60,699	2,882,758

		32,180,368
Containers & Packaging — 2.6%
Packaging Corp. of America	53,847	6,260,791

Energy Equipment & Services — 3.2%
Baker Hughes a GE Co.	51,872	1,630,337
Halliburton Co.	83,787	3,581,057
Patterson-UTI Energy, Inc.	62,108	1,228,496
Precision Drilling Corp.(a)	424,352	1,272,957

		7,712,847
Food Products — 9.0%
BRF SA - ADR(a)(b)	235,784	3,176,011
Bunge Ltd.	20,512	1,410,815
Elders Ltd.(a)	455,484	1,767,109
Glanbia PLC	151,306	2,923,966
Hormel Foods Corp.	90,567	2,822,068
Origin Enterprises PLC	152,351	1,206,769
Tyson Foods, Inc., Class A	78,051	5,690,698
Wilmar International Ltd.	1,061,800	2,642,236

		21,639,672
Metals & Mining — 32.1%
ArcelorMittal(a)	122,965	3,521,171
Beadell Resources Ltd.(a)(b)	6,693,533	915,600
BHP Billiton PLC	195,006	3,530,707
Boliden AB	65,703	2,299,064
First Quantum Minerals Ltd.	369,871	4,137,073
Franco-Nevada Corp.	62,070	4,932,499
Fresnillo PLC	112,544	1,946,365
Glencore PLC(a)	2,163,609	10,435,517
Lundin Mining Corp.	368,766	2,812,695
Neo Lithium Corp.(a)	1,307,543	2,057,447
Nevsun Resources Ltd.(b)	714,681	1,684,079
Newcrest Mining Ltd.	339,604	5,806,413
Newmont Mining Corp.	65,950	2,384,752
Public Joint Stock Company Polyus	46,090	1,891,994
Rio Tinto PLC	198,112	9,362,894
South32 Ltd.	1,606,001	4,194,961
Teck Resources Ltd., Class B	231,343	4,728,651
Vale SA - ADR	815,364	7,982,414
Wheaton Precious Metals Corp.(b)	123,295	2,557,138

		77,181,434

	Shares	Value
Oil, Gas & Consumable Fuels — 37.4%
Anadarko Petroleum Corp.	59,657	$2,945,266
BP PLC	2,353,983	15,966,261
Cairn Energy PLC(a)	646,095	1,814,351
Canadian Natural Resources Ltd.	111,291	3,883,669
Chevron Corp.	108,860	12,615,785
Cimarex Energy Co.	25,826	3,019,834
ConocoPhillips	109,486	5,600,209
Devon Energy Corp.	99,742	3,680,480
Encana Corp.	266,416	3,116,206
EOG Resources, Inc.	48,692	4,862,870
EQT Corp.	29,108	1,820,414
Exxon Mobil Corp.	90,674	7,557,678
Kosmos Energy Ltd.(a)(b)	298,509	2,292,549
Pioneer Natural Resources Co.	25,938	3,882,141
Royal Dutch Shell PLC, Class B	520,944	16,772,974

		89,830,687
Paper & Forest Products — 1.1%
International Paper Co.	44,623	2,555,559
Quintis Ltd.(b)(c)	2,624,167	180,757

		2,736,316

Total Long-Term Investments (Cost — $189,208,691) — 98.8%		237,542,115

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.93%(d)(f)	3,606,440	3,606,440
SL Liquidity Series, LLC, Money Market Series,
1.00%(d)(e)(f)	7,999,804	8,000,604

Total Short-Term Securities (Cost — $11,606,923) — 4.8%		11,607,044

Total Investments (Cost — $200,815,614) — 103.6%		249,149,159
Liabilities in Excess of Other Assets — (3.6)%		(8,726,255)

Net Assets — 100.0%		$240,422,904

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,990,762	1,615,678	3,606,440	$3,606,440	$4,281		$—	$—
SL Liquidity Series, LLC, Money Market Series	6,453,437	1,546,367	7,999,804	8,000,604	8,906	(b)	(317)	$(315)

Total				$11,607,044	$13,187		$(317)	$(315)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$29,297,610	$2,882,758	$—	$32,180,368
Containers & Packaging	6,260,791	—	—	6,260,791
Energy Equipment & Services	7,712,847	—	—	7,712,847
Food Products	17,230,327	4,409,345	—	21,639,672
Metals & Mining	35,168,742	42,012,692	—	77,181,434
Oil, Gas & Consumable Fuels	55,277,101	34,553,586	—	89,830,687
Paper & Forest Products	2,555,559	—	180,757	2,736,316
Short-Term Securities	3,606,440	—	—	3,606,440

Subtotal	$157,109,417	$83,858,381	$180,757	$241,148,555

Investments Valued at NAV(a)				8,000,604

Total				$249,149,159

(a)	As of October 31, 2017, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: December 21, 2017